Schedule of Investments (unaudited)
February 28, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.3%
Aerospace Industrial Development Corp.	58,000	$ 73,136
BAE Systems PLC	40,820	440,864
Embraer SA(a)	54,864	174,690
Saab AB, Class B	35,914	2,072,600
Textron, Inc.	14,773	1,071,486
Thales SA	7,293	1,019,590
		4,852,366
Air Freight & Logistics — 0.4%
CJ Logistics Corp.	376	23,216
Deutsche Post AG, Registered Shares	86,785	3,670,222
Hyundai Glovis Co. Ltd.	616	73,774
JD Logistics, Inc.(a)(b)	20,800	37,168
United Parcel Service, Inc., Class B	11,510	2,100,460
		5,904,840
Airlines — 0.1%
ANA Holdings, Inc.(a)	6,600	133,905
Qantas Airways Ltd.(a)	125,083	537,983
Southwest Airlines Co.	38,106	1,279,599
		1,951,487
Auto Components — 0.1%
BorgWarner, Inc.	30,281	1,522,529
Fuyao Glass Industry Group Co. Ltd., Class H(b)	15,600	69,909
HL Mando Co. Ltd.	1,057	37,859
Hyundai Mobis Co. Ltd.	697	111,955
Hyundai Wia Corp.	871	36,748
Tong Yang Industry Co. Ltd.	12,000	17,139
Valeo	6,405	133,062
		1,929,201
Automobiles — 1.6%
Bayerische Motoren Werke AG	3,082	317,956
BYD Co. Ltd., Class A	118,200	4,428,958
BYD Co. Ltd., Class H	22,500	604,896
Ford Motor Co.	169,905	2,050,753
Geely Automobile Holdings Ltd.	502,000	652,188
General Motors Co.	37,692	1,460,188
Great Wall Motor Co. Ltd., Class H	105,500	140,005
Mazda Motor Corp.	8,200	73,366
Mercedes-Benz Group AG	86,284	6,613,045
Mitsubishi Motors Corp.(a)	173,700	684,992
Renault SA(a)	4,708	210,715
Suzuki Motor Corp.	3,700	129,837
Tesla, Inc.(a)	31,463	6,472,254
Yadea Group Holdings Ltd.(b)	70,000	150,233
		23,989,386
Banks — 3.5%
ABN AMRO Bank NV, CVA(b)	4,079	71,979
Banco Bilbao Vizcaya Argentaria SA	373,243	2,901,231
Banco do Brasil SA	37,797	291,449
Bancolombia SA	6,422	47,444
Bank Central Asia Tbk PT	2,244,700	1,287,423
Bank Negara Indonesia Persero Tbk PT	213,100	122,559
Bank of America Corp.	33,896	1,162,633
Bank of Nova Scotia	104,477	5,163,744
Bank Polska Kasa Opieki SA	9,895	199,119
Bank Rakyat Indonesia Persero Tbk PT	1,163,400	356,077
Barclays PLC	229,532	481,693
BNK Financial Group, Inc.	3,411	17,263
Chang Hwa Commercial Bank Ltd.	45,000	25,681
China Merchants Bank Co. Ltd., Class H	95,000	515,518
Security	Shares	Value
Banks (continued)
Citigroup, Inc.	93,247	$ 4,726,690
Comerica, Inc.	354	24,815
CTBC Financial Holding Co. Ltd.	50,000	37,122
E.Sun Financial Holding Co. Ltd.	141,000	115,074
First Financial Holding Co. Ltd.	37,000	32,424
Grupo Financiero Banorte SAB de CV, Class O	77,276	654,142
Hana Financial Group, Inc.	4,797	164,524
Industrial & Commercial Bank of China Ltd., Class H	235,000	117,256
Intesa Sanpaolo SpA	1,048,676	2,832,772
JPMorgan Chase & Co.	7,482	1,072,545
KakaoBank Corp.(a)	3,365	67,686
KB Financial Group, Inc.	4,915	190,353
Lloyds Banking Group PLC	44,256	27,949
Mediobanca Banca di Credito Finanziario SpA	35,738	381,379
Mitsubishi UFJ Financial Group, Inc.	154,200	1,093,200
National Australia Bank Ltd.	38,923	783,453
NatWest Group PLC	335,456	1,178,438
Postal Savings Bank of China Co. Ltd., Class H(b)	51,000	30,641
Raiffeisen Bank International AG(a)	69,793	1,165,226
Royal Bank of Canada	43,381	4,404,547
Shanghai Commercial & Savings Bank Ltd.	16,100	24,992
Shinhan Financial Group Co. Ltd.	2,859	83,955
Société Générale SA	66,571	1,918,548
Swedbank AB, A Shares	4,108	83,937
Taiwan Cooperative Financial Holding Co. Ltd.	108,000	93,948
Toronto-Dominion Bank	55,880	3,720,556
U.S. Bancorp	109,375	5,220,469
UniCredit SpA	90,724	1,856,081
Wells Fargo & Co.	44,182	2,066,392
Westpac Banking Corp.	320,150	4,841,127
		51,654,054
Beverages — 1.7%
Ambev SA	97,043	248,935
Arca Continental SAB de CV	15,516	131,419
Budweiser Brewing Co. APAC Ltd.(b)	274,800	824,016
Carlsberg AS, Class B	10,886	1,538,312
China Resources Beer Holdings Co. Ltd.	26,000	192,350
Coca-Cola Co.	147,416	8,772,726
Coca-Cola Femsa SAB de CV	40,557	293,130
Davide Campari-Milano NV	70,782	792,450
Fomento Economico Mexicano SAB de CV	28,904	266,189
PepsiCo, Inc.	50,805	8,816,192
Pernod Ricard SA	13,075	2,727,594
Remy Cointreau SA	483	84,789
Suntory Beverage & Food Ltd.	7,300	256,077
Tsingtao Brewery Co. Ltd., Class H	6,000	59,219
		25,003,398
Biotechnology — 1.0%
3SBio, Inc.(b)	295,000	292,534
AbbVie, Inc.	24,740	3,807,486
Akeso, Inc., Class B(a)(b)	7,000	35,725
Amgen, Inc.	9,344	2,164,631
BeiGene Ltd.(a)	2,500	43,333
Biogen, Inc.(a)	2,368	639,028
BioMarin Pharmaceutical, Inc.(a)	3,989	397,264
Celltrion, Inc.	459	50,298
CSL Ltd.	4,649	924,999
Genmab A/S(a)	2,015	758,142
Gilead Sciences, Inc.	22,926	1,846,231
Incyte Corp.(a)	8,024	617,688
Innovent Biologics, Inc.(a)(b)	59,500	289,386

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Moderna, Inc.(a)	2,113	$ 293,306
PharmaEngine, Inc.	13,000	48,475
PharmaEssentia Corp.(a)	1,000	16,427
Regeneron Pharmaceuticals, Inc.(a)	931	707,951
Shanghai Junshi Biosciences Co. Ltd., Class H(a)(b)(c)	21,400	85,471
Vertex Pharmaceuticals, Inc.(a)	5,110	1,483,382
		14,501,757
Building Products — 0.1%
Belimo Holding AG, Registered Shares	709	366,552
Owens Corning	13,774	1,346,959
		1,713,511
Capital Markets — 1.3%
B3 SA - Brasil Bolsa Balcao	16,883	34,150
Bank of New York Mellon Corp.	40,904	2,081,195
Haitong Securities Co. Ltd., Class H	34,400	22,138
Invesco Ltd.	2,726	48,141
Macquarie Group Ltd.	41,180	5,229,141
S&P Global, Inc.	20,428	6,970,034
UBS Group AG, Registered Shares	185,230	4,026,020
		18,410,819
Chemicals — 1.2%
CNGR Advanced Material Co. Ltd., Class A	6,200	62,746
Croda International PLC	6,349	500,695
DuPont de Nemours, Inc.	31,620	2,309,208
Ganfeng Lithium Group Co. Ltd., Class A	82,500	859,571
Givaudan SA, Registered Shares	834	2,513,910
Hanwha Solutions Corp.(a)	11,515	362,006
Jinan Acetate Chemical Co. Ltd.	6,000	65,991
Kolon Industries, Inc.	826	28,028
Koninklijke DSM NV	9,611	1,184,364
LG Chem Ltd.	945	485,109
Linde PLC	3,233	1,126,280
Mitsubishi Gas Chemical Co., Inc.	25,500	361,247
Nitto Denko Corp.	21,800	1,312,478
Novozymes A/S, B Shares	89,357	4,303,783
Shanghai Putailai New Energy Technology Co. Ltd., Class A	52,900	382,998
SK IE Technology Co. Ltd.(a)(b)	895	44,123
SKC Co. Ltd.	344	25,444
Sumitomo Chemical Co. Ltd.	246,200	862,684
Wacker Chemie AG	3,243	508,136
Weihai Guangwei Composites Co. Ltd., Class A	6,300	60,446
		17,359,247
Commercial Services & Supplies — 0.1%
S-1 Corp.	656	27,968
Tetra Tech, Inc.	5,562	761,382
		789,350
Communications Equipment — 0.2%
Accton Technology Corp.	12,000	109,899
BYD Electronic International Co. Ltd.	11,500	33,533
Juniper Networks, Inc.	34,533	1,062,926
Nokia Oyj	171,874	795,184
Sercomm Corp.	22,000	60,589
Wistron NeWeb Corp.	30,000	82,609
ZTE Corp., Class H	86,800	257,892
		2,402,632
Construction & Engineering — 0.6%
Ackermans & van Haaren NV	8,080	1,367,333
AECOM	64,338	5,556,230
Security	Shares	Value
Construction & Engineering (continued)
COMSYS Holdings Corp.	11,000	$ 200,112
CTCI Corp.	67,000	97,429
Daewoo Engineering & Construction Co. Ltd.(a)	33,024	107,311
DL E&C Co. Ltd.	1,022	25,453
Eiffage SA	3,358	368,538
GS Engineering & Construction Corp.	1,578	26,489
Hyundai Engineering & Construction Co. Ltd.	2,055	56,473
JGC Holdings Corp.	13,600	175,034
Vinci SA	7,613	865,658
		8,846,060
Construction Materials — 0.0%
Taiwan Cement Corp.	22,000	28,203
Consumer Finance — 0.6%
Ally Financial, Inc.	10,212	306,871
American Express Co.	40,423	7,033,198
Lufax Holding Ltd., ADR	6,549	14,146
Synchrony Financial	58,467	2,087,856
		9,442,071
Distributors — 0.1%
LKQ Corp.	11,948	684,501
Diversified Consumer Services — 0.0%
Benesse Holdings, Inc.	9,900	146,510
Cogna Educacao(a)	463,752	179,816
New Oriental Education & Technology Group, Inc.(a)	16,300	62,857
YDUQS Participacoes SA	30,184	40,646
		429,829
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(a)	12,917	3,942,010
Chailease Holding Co. Ltd.	13,000	95,286
FirstRand Ltd.	49,744	177,425
Groupe Bruxelles Lambert NV	8,837	741,831
		4,956,552
Diversified Telecommunication Services — 0.3%
AT&T Inc.	86,893	1,643,147
Bezeq The Israeli Telecommunication Corp. Ltd.	70,032	96,935
Nippon Telegraph & Telephone Corp.	97,700	2,831,035
Telkom Indonesia Persero Tbk PT	1,260,700	321,146
		4,892,263
Electric Utilities — 0.6%
Acciona SA	3,403	641,143
Centrais Eletricas Brasileiras SA	14,425	94,147
Contact Energy Ltd.	26,547	125,666
CPFL Energia SA	35,121	202,054
Edison International	46,645	3,088,365
Enel SpA	321,082	1,801,130
Energisa SA	11,257	83,082
Hydro One Ltd.(b)	67,630	1,755,059
Light SA	235,993	114,042
NextEra Energy, Inc.	10,764	764,567
SSE PLC	13,791	288,631
Terna - Rete Elettrica Nazionale	6,798	51,104
Transmissora Alianca de Energia Eletrica SA	6,062	41,070
		9,050,060
Electrical Equipment — 0.9%
ABB Ltd., Registered Shares	179,932	5,987,611
Bizlink Holding, Inc.	24,000	217,234
Chung-Hsin Electric & Machinery Manufacturing Corp.	16,000	49,728

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Contemporary Amperex Technology Co. Ltd., Class A	45,200	$ 2,622,761
Eaton Corp. PLC	4,489	785,261
Eve Energy Co. Ltd., Class A	36,200	378,462
Guangzhou Great Power Energy & Technology Co. Ltd., Class A	6,600	63,653
Hyundai Electric & Energy System Co. Ltd.	729	23,141
Legrand SA	3,151	291,049
LG Energy Solution Ltd.(a)	1,023	404,098
LS Corp.	495	25,207
LS Electric Co. Ltd.	1,569	59,498
Schneider Electric SE	4,589	736,338
Shenzhen Kstar Science And Technology Co. Ltd., Class A	49,200	355,286
Signify NV(b)	17,331	600,520
Sungrow Power Supply Co. Ltd., Class A	4,300	73,938
Sunwoda Electronic Co. Ltd., Class A	22,900	71,201
Suzhou Maxwell Technologies Co. Ltd., Class A	300	15,845
Voltronic Power Technology Corp.	1,000	52,214
WEG SA	5,701	42,457
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	41,200	37,164
		12,892,666
Electronic Equipment, Instruments & Components — 0.6%
Chroma ATE, Inc.	28,000	168,606
Delta Electronics, Inc.	92,000	860,726
E Ink Holdings, Inc.	7,000	44,295
FLEXium Interconnect, Inc.	18,000	57,906
GoerTek, Inc., Class A	35,400	109,742
Horiba Ltd.	1,500	79,976
Keysight Technologies, Inc.(a)	16,441	2,629,902
KH Vatec Co. Ltd.(a)	2,585	28,401
Largan Precision Co. Ltd.	3,000	215,670
LG Innotek Co. Ltd.	404	84,418
Nan Ya Printed Circuit Board Corp.	6,000	45,479
Omron Corp.	42,300	2,270,800
Posiflex Technology, Inc.	5,000	19,566
Primax Electronics Ltd.	52,000	101,088
Samsung SDI Co. Ltd.	477	250,604
Simplo Technology Co. Ltd.	38,000	367,090
Sinbon Electronics Co. Ltd.	4,000	38,942
Spectris PLC	6,235	264,276
Sunny Optical Technology Group Co. Ltd.	2,400	27,292
TE Connectivity Ltd.	7,886	1,004,046
Tong Hsing Electronic Industries Ltd.	5,400	38,635
Trimble, Inc.(a)	10,249	533,563
Tripod Technology Corp.	6,000	20,549
Xiamen Faratronic Co. Ltd., Class A	700	15,362
		9,276,934
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class A	34,511	1,056,036
Helmerich & Payne, Inc.	475	19,988
Patterson-UTI Energy, Inc.	2,218	30,387
Schlumberger Ltd.	4,915	261,527
Worley Ltd.	7,606	77,325
		1,445,263
Entertainment — 0.0%
CJ ENM Co. Ltd.(a)	257	17,984
NCSoft Corp.	348	114,183
Security	Shares	Value
Entertainment (continued)
NetEase, Inc.	1,900	$ 29,527
Studio Dragon Corp.(a)	800	46,087
		207,781
Equity Real Estate Investment Trusts (REITs) — 0.5%
Brixmor Property Group, Inc.	39,883	902,951
Equinix, Inc.	2,346	1,614,681
Klepierre SA	8,294	206,850
Prologis, Inc.	20,988	2,589,919
RLJ Lodging Trust	17	193
SBA Communications Corp., Class A	1,526	395,768
Segro PLC	124,160	1,226,339
Tritax Big Box REIT PLC	26,791	48,134
		6,984,835
Food & Staples Retailing — 1.1%
Cia Brasileira de Distribuicao	17,231	51,343
Costco Wholesale Corp.	11,277	5,460,098
Lawson, Inc.	74,800	2,941,816
Marks & Spencer Group PLC(a)	74,188	142,658
Raia Drogasil SA	6,791	29,302
Sendas Distribuidora SA	32,701	113,304
Shoprite Holdings Ltd.	11,905	144,160
Tesco PLC	64,491	197,561
Tsuruha Holdings, Inc.	65,900	4,640,923
Walmart, Inc.	19,735	2,804,936
		16,526,101
Food Products — 0.9%
BRF SA(a)	25,054	29,574
Chocoladefabriken Lindt & Spruengli AG, NVS	82	898,363
General Mills, Inc.	565	44,923
Grupo Bimbo SAB de CV, Series A	28,229	134,584
Kellogg Co.	70,940	4,677,784
M Dias Branco SA	2,766	17,704
Minerva SA	14,766	32,068
Mondelez International, Inc., Class A	96,457	6,287,067
Nestlé SA, Registered Shares	7,332	826,101
Nissin Foods Holdings Co. Ltd.	4,000	333,121
Sao Martinho SA	3,758	19,639
Tingyi Cayman Islands Holding Corp.	66,000	106,629
Uni-President China Holdings Ltd.	131,000	114,858
Want Want China Holdings Ltd.	47,000	29,568
		13,551,983
Gas Utilities — 0.0%
ENN Energy Holdings Ltd.	1,900	27,048
Perusahaan Gas Negara Tbk PT	1,340,900	137,549
		164,597
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	35,923	3,654,088
Align Technology, Inc.(a)	719	222,531
Boston Scientific Corp.(a)	139,579	6,521,131
Dentium Co. Ltd.(a)	565	51,602
Edwards Lifesciences Corp.(a)	3,137	252,340
Intuitive Surgical, Inc.(a)	1,577	361,748
Koninklijke Philips NV	16,730	273,147
Medtronic PLC	49,068	4,062,830
		15,399,417
Health Care Providers & Services — 1.8%
Alfresa Holdings Corp.	1,900	22,946
Cigna Group	6,174	1,803,425
CVS Health Corp.	82,717	6,910,178
Elevance Health, Inc.	14,092	6,618,590

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Fleury SA	146,767	$ 400,876
Humana, Inc.	548	271,271
Qualicorp Consultoria e Corretora de Seguros SA	106,269	94,792
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	55,700	98,226
Sinopharm Group Co. Ltd., Class H	64,000	171,412
UnitedHealth Group, Inc.	22,182	10,557,301
		26,949,017
Hotels, Restaurants & Leisure — 1.0%
Alsea SAB de CV(a)	174,398	386,037
Aristocrat Leisure Ltd.	175,903	4,310,374
Darden Restaurants, Inc.	3,098	442,983
InterContinental Hotels Group PLC	8,773	591,399
McDonald’s Corp.	14,492	3,824,584
Starbucks Corp.	20,892	2,132,864
Travel + Leisure Co.	44,933	1,884,939
Trip.com Group Ltd.(a)	2,200	78,187
Trip.com Group Ltd., ADR(a)	13,381	475,695
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	45,000	48,029
Yum China Holdings, Inc.	19,314	1,134,311
		15,309,402
Household Durables — 0.1%
Barratt Developments PLC	137,850	775,059
Bellway PLC	2,427	64,704
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,294	21,009
Mohawk Industries, Inc.(a)	1,900	195,415
Taylor Wimpey PLC	20,611	30,489
Whirlpool Corp.	1,534	211,661
		1,298,337
Household Products — 0.4%
Colgate-Palmolive Co.	88,300	6,472,390
Independent Power and Renewable Electricity Producers — 0.1%
Atlantica Sustainable Infrastructure PLC	11,761	324,603
Auren Energia SA	31,539	89,097
China Datang Corp. Renewable Power Co. Ltd., Class H	58,000	20,194
Drax Group PLC	47,725	364,968
		798,862
Industrial Conglomerates — 1.6%
3M Co.	55,743	6,005,751
Doosan Co. Ltd.	717	54,643
General Electric Co.	60,419	5,118,094
Honeywell International, Inc.	20,988	4,018,782
Samsung C&T Corp.	1,024	85,180
Siemens AG, Registered Shares	48,055	7,323,195
Smiths Group PLC	39,259	832,528
Toshiba Corp.	5,600	173,307
		23,611,480
Insurance — 2.2%
AIA Group Ltd.	644,400	6,848,694
Allstate Corp.	3,886	500,439
Aon PLC, Class A	20,837	6,335,490
ASR Nederland NV	11,351	516,594
AXA SA	19,264	607,037
Brighthouse Financial, Inc.(a)	1,085	62,746
Cathay Financial Holding Co. Ltd.	40,020	56,752
Direct Line Insurance Group PLC	44,537	96,416
Hyundai Marine & Fire Insurance Co. Ltd.	1,452	38,636
Security	Shares	Value
Insurance (continued)
Manulife Financial Corp.	314,061	$ 6,209,869
Marsh & McLennan Cos., Inc.	27,581	4,471,983
MetLife, Inc.	80,701	5,788,683
Ping An Insurance Group Co. of China Ltd., H Shares	104,500	713,373
Sampo Oyj, A Shares	351	17,087
Swiss Re AG	652	68,113
T&D Holdings, Inc.	1,200	18,173
Unum Group	917	40,852
		32,390,937
Interactive Media & Services — 2.1%
AfreecaTV Co. Ltd.	2,616	176,332
Alphabet, Inc., Class A(a)	108,128	9,738,008
Alphabet, Inc., Class C, NVS(a)	78,741	7,110,312
Auto Trader Group PLC(b)	148,299	1,060,647
Baidu, Inc., Class A(a)	64,800	1,114,127
JOYY, Inc., ADR	3,231	101,453
Kakao Corp.	5,126	241,292
Kuaishou Technology(a)(b)	43,500	291,514
Meta Platforms, Inc., Class A(a)	32,273	5,645,839
NAVER Corp.	283	44,488
Rightmove PLC	9,517	64,050
Scout24 SE(b)	6,642	364,023
Tencent Holdings Ltd.	130,800	5,745,836
		31,697,921
Internet & Direct Marketing Retail — 1.3%
Alibaba Group Holding Ltd.(a)	274,800	3,020,449
Amazon.com, Inc.(a)	104,955	9,889,910
Coupang, Inc.(a)	16,345	253,511
eBay, Inc.	92,552	4,248,137
JD.com, Inc., Class A	20,800	462,383
Meituan, Class B(a)(b)	39,970	693,677
momo.com, Inc.	2,000	51,401
Ping An Healthcare and Technology Co. Ltd.(a)(b)	5,600	12,833
Prosus NV	349	25,019
ZOZO, Inc.	2,300	51,119
		18,708,439
IT Services — 2.4%
Accenture PLC, Class A	29,168	7,745,562
Capgemini SE	796	149,279
Cielo SA	335,817	309,169
Cognizant Technology Solutions Corp., Class A	90,916	5,694,069
DXC Technology Co.(a)	13,884	385,142
Gartner, Inc.(a)	12,078	3,959,289
Mastercard, Inc., Class A	25,142	8,932,701
Nomura Research Institute Ltd.	36,600	817,712
Otsuka Corp.	4,600	155,067
PayPal Holdings, Inc.(a)	30,519	2,246,198
Samsung SDS Co. Ltd.	816	77,174
StoneCo Ltd., Class A(a)	34,016	289,476
VeriSign, Inc.(a)	3,172	624,345
Visa, Inc., Class A	20,371	4,480,398
		35,865,581
Leisure Products — 0.0%
Sega Sammy Holdings, Inc.	25,300	432,534
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	42,565	6,042,953
Danaher Corp.	25,223	6,243,449
Mettler-Toledo International, Inc.(a)	456	653,772
Pharmaron Beijing Co. Ltd., Class H(b)	2,850	15,982

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	1,765	$ 956,206
WuXi AppTec Co. Ltd., H Shares(b)	22,200	236,851
Wuxi Biologics Cayman, Inc.(a)(b)	65,500	458,510
		14,607,723
Machinery — 0.9%
Amada Co. Ltd.	215,800	1,963,811
ANDRITZ AG	32,642	2,014,282
Deere & Co.	2,626	1,100,924
Doosan Bobcat, Inc.	831	23,790
Ebara Corp.	4,200	178,488
Hyundai Construction Equipment Co. Ltd.	1,451	60,171
IHI Corp.	1,000	25,969
Illinois Tool Works, Inc.	1,379	321,528
Knorr-Bremse AG	1,773	120,502
Otis Worldwide Corp.	21,314	1,803,591
Spirax-Sarco Engineering PLC	1,760	247,176
Wartsila Oyj Abp	49,202	475,224
Xylem, Inc.	42,194	4,331,214
Yaskawa Electric Corp.	20,000	786,881
		13,453,551
Marine — 0.1%
AP Moller - Maersk A/S, Class A	75	171,427
AP Moller - Maersk A/S, Class B	506	1,178,650
Evergreen Marine Corp. Taiwan Ltd.	26,000	132,866
Kuehne + Nagel International AG, Registered Shares	972	248,868
Orient Overseas International Ltd.	1,500	24,095
Pan Ocean Co. Ltd.	7,293	34,845
		1,790,751
Media — 0.6%
Cheil Worldwide, Inc.	1,203	18,188
Comcast Corp., Class A	34,089	1,267,088
Fox Corp., Class A, NVS	166,109	5,817,137
Fox Corp., Class B	39,870	1,285,808
ProSiebenSat.1 Media SE	18,162	180,874
		8,569,095
Metals & Mining — 0.7%
Aluminum Corp. of China Ltd., Class H	134,000	68,425
Anglo American PLC	44,453	1,536,062
Anglo American PLC	39,128	1,353,721
APERAM SA	829	32,238
ArcelorMittal SA	11,716	351,590
Cia Brasileira de Aluminio	7,679	15,254
CMOC Group Ltd., Class H	531,000	299,005
CSN Mineracao SA	120,209	106,767
Dongkuk Steel Mill Co. Ltd.	2,425	25,077
Dowa Holdings Co. Ltd.	1,100	35,888
Gloria Material Technology Corp.	25,000	36,793
Gold Fields Ltd.	4,991	45,294
Grupo Mexico SAB de CV	4,560	20,509
Henan Shenhuo Coal & Power Co. Ltd., Class A	15,900	42,784
Jiangxi Copper Co. Ltd., Class A	12,800	36,205
Jiangxi Copper Co. Ltd., Class H	26,000	41,004
MMG Ltd.(a)	84,000	23,692
Outokumpu Oyj	11,339	67,886
POSCO Holdings, Inc.	1,152	277,659
thyssenkrupp AG	258,474	1,936,143
Tianshan Aluminum Group Co. Ltd., Class A	59,500	71,035
Wheaton Precious Metals Corp.	91,300	3,803,888
Security	Shares	Value
Metals & Mining (continued)
Xiamen Tungsten Co. Ltd., Class A	31,100	$ 102,546
Zhejiang Huayou Cobalt Co. Ltd., Class A	9,000	76,700
		10,406,165
Multiline Retail — 0.0%
J Front Retailing Co. Ltd.	2,800	25,990
Macy’s, Inc.	2,564	52,459
Poya International Co. Ltd.	4,000	77,348
Shinsegae, Inc.	720	110,951
Woolworths Holdings Ltd.	7,666	32,142
		298,890
Multi-Utilities — 0.3%
A2A SpA	92,999	136,934
Centrica PLC	725,026	914,937
Engie SA	194,050	2,831,845
		3,883,716
Oil, Gas & Consumable Fuels — 2.4%
AKR Corporindo Tbk PT	847,800	76,947
ARC Resources Ltd.	74,282	808,963
Birchcliff Energy Ltd.	7,009	43,097
BP PLC	145,660	957,209
Chevron Corp.	42,124	6,772,276
China Petroleum & Chemical Corp., Class H	330,000	168,359
ConocoPhillips	4,821	498,250
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(a)	13,000	27,126
Crescent Point Energy Corp.	171,709	1,174,089
Enerplus Corp.	41,556	659,353
EOG Resources, Inc.	18,737	2,117,656
Equinor ASA	67,221	2,057,860
Exxon Mobil Corp.	63,595	6,989,726
Inpex Corp.	42,100	441,393
Marathon Oil Corp.	45,570	1,146,086
Marathon Petroleum Corp.	49,426	6,109,054
Ovintiv, Inc.	9,279	396,863
Ovintiv, Inc.	409	17,490
Parex Resources, Inc.	4,073	66,386
PetroChina Co. Ltd., Class H	1,904,000	971,303
Petroleo Brasileiro SA	58,022	322,058
Repsol SA	2,044	32,326
Shell PLC	2,376	71,965
SK Innovation Co. Ltd.(a)	340	38,475
TORM PLC, Class A	14,011	497,475
Tourmaline Oil Corp.	33,783	1,480,559
Tsakos Energy Navigation Ltd.	3,014	71,673
Ultrapar Participacoes SA	86,332	218,161
Valero Energy Corp.	6,577	866,388
Var Energi ASA	8,314	23,578
		35,122,144
Paper & Forest Products — 0.0%
Dexco SA	10,536	13,141
West Fraser Timber Co. Ltd.	4,126	309,941
		323,082
Personal Products — 0.4%
L’Oreal SA	1,503	594,095
Natura & Co. Holding SA	180,237	529,132
Pola Orbis Holdings, Inc.	7,300	93,200
Unilever PLC	78,681	3,917,332
		5,133,759
Pharmaceuticals — 2.7%
Astellas Pharma, Inc.	258,100	3,624,392

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
AstraZeneca PLC	789	$ 102,789
Asymchem Laboratories Tianjin Co. Ltd., Class A	1,300	26,783
Bristol-Myers Squibb Co.	106,539	7,346,929
China Medical System Holdings Ltd.	15,000	22,582
CSPC Pharmaceutical Group Ltd.	28,000	30,080
Daiichi Sankyo Co. Ltd.	22,400	705,518
Dechra Pharmaceuticals PLC	640	21,022
Eli Lilly & Co.	4,647	1,446,239
GSK PLC	92,448	1,583,719
H Lundbeck A/S	3,188	13,470
Johnson & Johnson	47,675	7,306,671
Lotus Pharmaceutical Co. Ltd.	8,000	73,632
Merck & Co., Inc.	5,085	540,230
Novartis AG, Registered Shares	94,988	7,994,202
Novo Nordisk A/S, Class B	40,945	5,783,697
Ono Pharmaceutical Co. Ltd.	5,300	107,950
Pfizer, Inc.	73,193	2,969,440
Roche Holding AG	381	118,027
Sino Biopharmaceutical Ltd.	93,000	48,015
Teva Pharmaceutical Industries Ltd.(a)	12,117	120,264
Teva Pharmaceutical Industries Ltd., ADR(a)	39,639	392,823
		40,378,474
Professional Services — 0.5%
Experian PLC	89,961	3,032,957
KBR, Inc.	4,045	222,920
ManpowerGroup, Inc.	12,210	1,036,385
Randstad NV	18,203	1,116,940
Recruit Holdings Co. Ltd.	12,800	343,243
RELX PLC	14,346	432,611
Robert Half International, Inc.	702	56,595
Teleperformance	1,393	361,606
Wolters Kluwer NV	12,116	1,402,640
		8,005,897
Real Estate Management & Development — 0.7%
A-Living Smart City Services Co. Ltd.(b)	13,000	13,328
China Resources Land Ltd.	40,000	177,731
CIFI Ever Sunshine Services Group Ltd.	26,000	10,509
Country Garden Holdings Co. Ltd.	243,000	74,519
Country Garden Services Holdings Co. Ltd.	81,000	150,819
Daito Trust Construction Co. Ltd.	800	75,359
Daiwa House Industry Co. Ltd.	65,900	1,521,050
Gemdale Corp., Class A	515,900	719,049
Greentown China Holdings Ltd.	47,000	64,264
Jones Lang LaSalle, Inc.(a)	3,046	531,405
Longfor Group Holdings Ltd.(b)	5,000	14,313
Mitsubishi Estate Co. Ltd.	80,600	1,001,875
Mitsui Fudosan Co. Ltd.	235,400	4,486,402
New World Development Co. Ltd.	9,000	24,499
Nomura Real Estate Holdings, Inc.	53,300	1,188,292
Shimao Services Holdings Ltd.(a)(b)	49,000	14,199
Sun Hung Kai Properties Ltd.	8,500	116,164
Tokyo Tatemono Co. Ltd.	19,200	235,121
Zillow Group, Inc., Class A(a)	2,563	105,980
		10,524,878
Road & Rail — 0.0%
Localiza Rent a Car SA	35,349	375,538
Movida Participacoes SA	7,152	8,989
		384,527
Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.	24,188	4,437,772
Applied Materials, Inc.	56,047	6,509,859
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ASE Technology Holding Co. Ltd.	145,000	$ 499,304
ASML Holding NV	2,742	1,690,050
ASPEED Technology, Inc.	3,000	269,648
Elan Microelectronics Corp.	20,000	70,801
Faraday Technology Corp.	31,000	186,363
First Solar, Inc.(a)	2,249	380,396
Formosa Sumco Technology Corp.	31,000	151,927
Foxsemicon Integrated Technology, Inc.	4,000	27,055
Global Unichip Corp.	48,000	1,806,348
Globalwafers Co. Ltd.	6,000	99,210
Intel Corp.	165,255	4,119,807
JA Solar Technology Co. Ltd., Class A	39,600	347,869
King Yuan Electronics Co. Ltd.	59,000	80,637
Kinsus Interconnect Technology Corp.	35,000	122,565
Koh Young Technology, Inc.	1,933	24,436
LONGi Green Energy Technology Co. Ltd., Class A	222,898	1,421,585
M31 Technology Corp.	6,000	116,959
MediaTek, Inc.	24,000	563,497
NVIDIA Corp.	33,613	7,803,594
Parade Technologies Ltd.	2,000	62,192
Realtek Semiconductor Corp.	20,000	246,559
RichWave Technology Corp.(a)	15,000	64,554
Silergy Corp.	4,000	75,264
Sino-American Silicon Products, Inc.	45,000	232,213
Taiwan Semiconductor Manufacturing Co. Ltd.	388,000	6,419,032
Teradyne, Inc.	3,726	376,848
Tongwei Co. Ltd., Class A	4,000	24,160
United Microelectronics Corp.	375,000	610,764
Wafer Works Corp.	19,000	27,734
WinWay Technology Co. Ltd.	2,000	38,981
WONIK IPS Co. Ltd.	2,303	54,019
XinTec, Inc.	7,000	23,489
Xinyi Solar Holdings Ltd.	36,000	38,494
		39,023,985
Software — 3.3%
Adobe, Inc.(a)	22,353	7,241,254
Autodesk, Inc.(a)	1,525	303,002
HubSpot, Inc.(a)	852	329,605
InterDigital, Inc.	2	146
Kingdee International Software Group Co. Ltd.(a)	66,000	123,319
Manhattan Associates, Inc.(a)	7,994	1,149,137
Microsoft Corp.	122,234	30,487,604
Nemetschek SE	2,576	145,879
Salesforce, Inc.(a)	24,301	3,975,887
SAP SE	21,856	2,483,082
ServiceNow, Inc.(a)	4,441	1,919,267
Teradata Corp.(a)	1,142	46,548
Workday, Inc., Class A(a)	3,173	588,496
		48,793,226
Specialty Retail — 1.5%
Best Buy Co., Inc.	34,837	2,895,303
China Yongda Automobiles Services Holdings Ltd.	79,000	61,071
Fast Retailing Co. Ltd.	21,900	4,323,407
Home Depot, Inc.	32,858	9,743,711
Industria de Diseno Textil SA	11,840	364,752
Lojas Renner SA	3,673	13,133
Lowe’s Cos., Inc.	25,197	5,184,283
Topsports International Holdings Ltd.(b)	66,000	57,728
		22,643,388
Technology Hardware, Storage & Peripherals — 3.3%
Advantech Co. Ltd.	5,000	58,000

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Apple Inc.	241,844	$ 35,650,224
Brother Industries Ltd.	1,600	23,534
Chicony Electronics Co. Ltd.	33,000	99,123
Dell Technologies, Inc., Class C	29,712	1,207,496
Hewlett Packard Enterprise Co.	193,234	3,016,383
HP, Inc.	209,103	6,172,721
King Slide Works Co. Ltd.	2,000	27,276
Lenovo Group Ltd.	232,000	208,777
Lite-On Technology Corp.	25,000	56,888
Ricoh Co. Ltd.	4,800	37,291
Samsung Electronics Co. Ltd.	35,605	1,629,104
Wiwynn Corp.	4,000	125,430
		48,312,247
Textiles, Apparel & Luxury Goods — 1.4%
adidas AG	12,862	1,920,899
ANTA Sports Products Ltd.	41,800	551,979
Bosideng International Holdings Ltd.	50,000	27,736
Burberry Group PLC	11,239	333,737
Crocs, Inc.(a)	1,952	237,578
Fulgent Sun International Holding Co. Ltd.	5,000	22,259
Hermes International	1,928	3,489,940
Kering SA	8,824	5,173,699
Lululemon Athletica, Inc.(a)	17,929	5,543,647
LVMH Moet Hennessy Louis Vuitton SE	1,840	1,529,642
Makalot Industrial Co. Ltd.	22,000	153,972
Moncler SpA	12,377	754,453
Ralph Lauren Corp., Class A	8,350	986,886
Swatch Group AG	432	150,334
Youngone Corp.(a)	495	15,938
		20,892,699
Trading Companies & Distributors — 0.1%
Mitsubishi Corp.	6,300	214,018
Sumitomo Corp.	21,900	373,237
Travis Perkins PLC	4,018	48,586
		635,841
Transportation Infrastructure — 0.0%
CCR SA	77,111	162,162
EcoRodovias Infraestrutura e Logistica SA	25,397	19,695
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,887	92,708
Santos Brasil Participacoes SA	35,199	53,853
Taiwan High Speed Rail Corp.	21,000	20,192
		348,610
Water Utilities — 0.1%
Cia de Saneamento de Minas Gerais-COPASA	23,472	64,246
United Utilities Group PLC	73,585	898,501
		962,747
Wireless Telecommunication Services — 0.2%
Far EasTone Telecommunications Co. Ltd.	18,000	40,616
Freenet AG	29,645	738,941
MTN Group Ltd.	80,802	636,675
SK Telecom Co. Ltd.	4,810	163,988
SoftBank Corp.	40,300	454,623
SoftBank Group Corp.	17,000	687,502
Tele2 AB, B Shares	52,029	478,240
		3,200,585
Total Common Stocks — 55.0% (Cost: $701,322,764)		816,472,044
Security		Par (000)	Value
Corporate Bonds
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 4.45%, 04/01/30	USD	120	$ 117,394
Automobiles — 0.2%
Honda Motor Co. Ltd., 2.53%, 03/10/27		1,000	917,651
Toyota Motor Credit Corp.
3.05%, 03/22/27		1,000	930,395
1.90%, 04/06/28		850	738,562
			2,586,608
Banks — 4.6%
Banco Santander SA
2.75%, 05/28/25		600	562,142
1.85%, 03/25/26		400	354,567
4.18%, 03/24/28		1,000	934,500
3.23%, 11/22/32		200	154,960
Bank of America Corp.
3.38%, 04/02/26		1,450	1,386,858
1.73%, 07/22/27		1,050	924,820
2.55%, 02/04/28		1,150	1,028,069
4.38%, 04/27/28		1,260	1,204,636
2.09%, 06/14/29		1,200	1,008,955
3.19%, 07/23/30		370	321,488
2.50%, 02/13/31		1,400	1,154,476
5.02%, 07/22/33		1,320	1,269,976
Series N, 1.66%, 03/11/27		1,150	1,024,094
Bank of Montreal
1.25%, 09/15/26		1,890	1,635,008
3.80%, 12/15/32		1,220	1,086,092
Bank of Nova Scotia
1.05%, 03/02/26		350	308,428
1.30%, 09/15/26		1,500	1,303,141
Barclays PLC
2.85%, 05/07/26		1,100	1,029,922
2.28%, 11/24/27		1,000	879,779
7.44%, 11/02/33		920	993,269
Canadian Imperial Bank of Commerce, 3.30%, 04/07/25		600	575,580
Citigroup, Inc.
2.01%, 01/25/26		1,590	1,482,801
1.46%, 06/09/27		1,075	939,698
Series VAR, 3.07%, 02/24/28		1,650	1,497,444
HSBC Holdings PLC
3.00%, 03/10/26		1,200	1,134,717
1.59%, 05/24/27		1,800	1,574,672
2.25%, 11/22/27		2,250	1,979,190
2.21%, 08/17/29		1,400	1,160,534
2.80%, 05/24/32		1,800	1,436,862
4.76%, 03/29/33		450	404,307
ING Groep NV, 4.02%, 03/28/28		1,710	1,605,874
JPMorgan Chase & Co.
2.01%, 03/13/26		1,503	1,397,975
2.08%, 04/22/26		352	326,860
2.95%, 10/01/26		1,092	1,015,476
1.05%, 11/19/26		1,150	1,018,486
1.47%, 09/22/27		400	346,768
4.85%, 07/25/28		1,835	1,791,619
5.72%, 09/14/33		2,320	2,305,363
Lloyds Banking Group PLC
4.45%, 05/08/25		1,000	975,011
2.44%, 02/05/26		2,220	2,081,568
3.75%, 01/11/27		1,000	932,023
3.75%, 03/18/28		600	555,230

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC
3.57%, 11/07/28	USD	850	$ 770,799
7.95%, 11/15/33		580	635,073
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25		1,000	908,375
1.54%, 07/20/27		1,450	1,268,568
2.34%, 01/19/28		1,250	1,107,933
Mizuho Financial Group, Inc.
2.65%, 05/22/26		1,350	1,259,087
1.55%, 07/09/27		1,850	1,611,255
2.17%, 05/22/32		400	308,322
5.67%, 09/13/33		760	760,652
NatWest Group PLC
1.64%, 06/14/27		1,560	1,369,022
5.52%, 09/30/28		2,310	2,287,220
4.89%, 05/18/29		620	592,648
Royal Bank of Canada
3.38%, 04/14/25		600	577,152
0.88%, 01/20/26		1,200	1,062,757
4.90%, 01/12/28		1,130	1,113,603
5.00%, 02/01/33		1,230	1,201,496
Santander UK Group Holdings PLC, 1.53%, 08/21/26		1,000	893,603
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/28		670	668,231
5.71%, 01/13/30		700	705,382
5.77%, 01/13/33		930	937,560
Toronto-Dominion Bank
3.20%, 03/10/32		1,220	1,047,328
Series FXD, 1.95%, 01/12/27		1,850	1,642,146
UniCredit SpA, 7.30%, 04/02/34(b)		293	276,125
			68,107,575
Beverages — 0.8%
Coca-Cola Co.
2.25%, 01/05/32		1,050	866,692
3.00%, 03/05/51		3,310	2,415,572
Diageo Capital PLC
1.38%, 09/29/25		1,000	909,033
2.00%, 04/29/30		3,300	2,714,666
5.50%, 01/24/33		980	1,016,343
PepsiCo, Inc.
3.60%, 02/18/28		845	805,600
4.20%, 07/18/52		2,450	2,227,464
4.65%, 02/15/53		1,730	1,693,347
			12,648,717
Biotechnology — 0.7%
AbbVie, Inc., 2.95%, 11/21/26		800	738,294
Amgen, Inc.
5.25%, 03/02/25		290	289,355
5.51%, 03/02/26		300	299,358
2.20%, 02/21/27		650	582,454
3.00%, 02/22/29		1,000	889,785
5.25%, 03/02/33		450	446,865
4.88%, 03/01/53		95	84,612
Biogen, Inc., 3.25%, 02/15/51		1,520	1,028,657
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30		8,620	6,711,148
			11,070,528
Building Products — 0.2%
Johnson Controls International plc, 3.90%, 02/14/26		3,000	2,889,661
Owens Corning, 3.40%, 08/15/26		350	327,637
			3,217,298
Security		Par (000)	Value
Capital Markets — 2.3%
Ares Capital Corp., 2.88%, 06/15/27	USD	520	$ 452,470
Bank of New York Mellon Corp, (Secured Overnight Financing Rate + 1.51%), 4.71%, 02/01/34		160	153,899
Blackstone Private Credit Fund, 2.63%, 12/15/26		130	110,417
Credit Suisse AG, 1.25%, 08/07/26		430	351,441
Deutsche Bank AG
1.69%, 03/19/26		1,200	1,077,059
6.72%, 01/18/29		1,285	1,298,610
(Secured Overnight Financing Rate + 3.65%), 7.08%, 02/10/34		200	194,918
FactSet Research Systems, Inc., 2.90%, 03/01/27		3,000	2,763,853
FS KKR Capital Corp., 2.63%, 01/15/27		445	376,979
Goldman Sachs Group, Inc.
1.54%, 09/10/27		4,070	3,533,968
2.64%, 02/24/28		2,400	2,144,628
2.60%, 02/07/30		1,220	1,026,216
2.38%, 07/21/32		430	337,731
3.10%, 02/24/33		960	791,293
Series VAR, 1.09%, 12/09/26		1,000	880,216
Morgan Stanley
2.19%, 04/28/26		1,000	932,062
4.68%, 07/17/26		510	500,154
3.13%, 07/27/26		1,100	1,023,650
3.63%, 01/20/27		900	850,778
1.51%, 07/20/27		1,950	1,702,195
2.48%, 01/21/28		950	847,251
1.79%, 02/13/32		2,060	1,567,778
4.89%, 07/20/33		2,585	2,454,496
2.48%, 09/16/36		550	410,307
Nomura Holdings, Inc., 1.85%, 07/16/25		1,200	1,094,732
Prospect Capital Corp., 3.36%, 11/15/26		375	323,670
S&P Global, Inc.
2.45%, 03/01/27(b)		1,000	910,162
2.90%, 03/01/32(b)		1,135	971,458
State Street Corp., 4.42%, 05/13/33		1,150	1,087,669
Thomson Reuters Corp., 3.35%, 05/15/26		3,740	3,526,229
			33,696,289
Chemicals — 0.0%
DuPont de Nemours, Inc., 4.49%, 11/15/25		700	688,003
Communications Equipment — 0.2%
Motorola Solutions, Inc.
2.30%, 11/15/30		1,400	1,095,097
2.75%, 05/24/31		890	707,389
5.60%, 06/01/32		810	792,885
			2,595,371
Construction & Engineering — 0.1%
Quanta Services, Inc., 2.90%, 10/01/30		1,500	1,241,443
Consumer Finance — 0.1%
American Express Co., 2.55%, 03/04/27		700	633,646
Synchrony Financial, 2.88%, 10/28/31		700	526,527
			1,160,173
Distributors — 0.0%
Genuine Parts Co., 1.75%, 02/01/25		500	466,524
Diversified Financial Services — 0.0%
National Rural Utilities Cooperative Finance Corp.
1.65%, 06/15/31		130	98,610
2.75%, 04/15/32		50	41,177
RELX Capital, Inc., 3.00%, 05/22/30		185	159,366
			299,153

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 8.38%, 10/01/30	USD	450	$ 525,900
Lumen Technologies, Inc., 5.38%, 06/15/29(b)		1,235	669,987
Verizon Communications, Inc., 2.10%, 03/22/28		1,500	1,294,655
			2,490,542
Electric Utilities — 0.5%
Avangrid, Inc.
3.20%, 04/15/25		2,180	2,071,358
3.80%, 06/01/29		500	452,511
Eversource Energy
2.90%, 03/01/27		1,000	915,422
3.38%, 03/01/32		750	641,516
Series U, 1.40%, 08/15/26		200	175,683
Exelon Corp.
2.75%, 03/15/27		550	498,647
3.35%, 03/15/32		350	298,845
NSTAR Electric Co.
3.25%, 05/15/29		1,000	902,505
3.95%, 04/01/30		1,000	937,712
			6,894,199
Electronic Equipment, Instruments & Components — 0.6%
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27		45	41,169
Flex Ltd.
3.75%, 02/01/26		1,000	948,180
4.88%, 05/12/30		1,880	1,770,603
Keysight Technologies, Inc.
4.60%, 04/06/27		1,250	1,225,907
3.00%, 10/30/29		3,070	2,646,376
Teledyne Technologies, Inc.
1.60%, 04/01/26		1,000	893,391
2.25%, 04/01/28		1,000	864,464
2.75%, 04/01/31		1,000	818,075
			9,208,165
Energy Equipment & Services — 0.1%
CGG SA, 8.75%, 04/01/27(b)		600	525,675
Johnson Controls International plc/Tyco Fire & Security Finance SCA
1.75%, 09/15/30		400	319,874
2.00%, 09/16/31		360	284,239
			1,129,788
Entertainment — 0.0%
Electronic Arts, Inc., 4.80%, 03/01/26		500	495,736
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.
1.30%, 09/15/25		1,000	899,077
1.45%, 09/15/26		490	426,062
Crown Castle, Inc., 1.05%, 07/15/26		940	813,828
Equinix, Inc., 1.45%, 05/15/26		1,000	882,370
Iron Mountain, Inc., 5.25%, 07/15/30(b)		700	610,358
VICI Properties LP, 5.13%, 05/15/32		1,110	1,029,914
Welltower OP LLC, 4.00%, 06/01/25		900	869,977
			5,531,586
Food & Staples Retailing — 0.1%
Bunge Ltd. Finance Corp.
1.63%, 08/17/25		1,150	1,048,212
3.75%, 09/25/27		1,200	1,125,778
			2,173,990
Food Products — 0.6%
Campbell Soup Co., 4.15%, 03/15/28		600	572,878
Security		Par (000)	Value
Food Products (continued)
General Mills, Inc.
4.00%, 04/17/25	USD	500	$ 486,846
3.20%, 02/10/27		1,250	1,179,428
2.25%, 10/14/31		3,880	3,111,076
Kellogg Co.
3.40%, 11/15/27		670	625,310
4.30%, 05/15/28		3,000	2,908,206
2.10%, 06/01/30		240	195,432
			9,079,176
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27		890	823,232
ONE Gas, Inc., 4.25%, 09/01/32		155	146,456
Southwest Gas Corp., 4.05%, 03/15/32		550	490,020
			1,459,708
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46		1,260	1,238,745
Health Care Providers & Services — 1.1%
AMN Healthcare, Inc., 4.00%, 04/15/29(b)		1,010	863,550
Cigna Group, 3.40%, 03/15/51		1,450	1,017,040
Elevance Health, Inc., 3.65%, 12/01/27		1,500	1,406,982
HCA, Inc.
5.25%, 06/15/26		850	836,693
3.13%, 03/15/27(b)		440	400,384
Humana, Inc.
4.50%, 04/01/25		1,050	1,031,891
1.35%, 02/03/27		1,200	1,033,120
3.70%, 03/23/29		1,500	1,360,874
Laboratory Corp. of America Holdings, 1.55%, 06/01/26		2,000	1,772,348
Quest Diagnostics, Inc., 3.45%, 06/01/26		400	378,063
UnitedHealth Group, Inc.
5.30%, 02/15/30		1,560	1,582,971
4.20%, 05/15/32		5,000	4,707,263
5.88%, 02/15/53		200	215,742
			16,606,921
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc., 8.13%, 07/01/27(b)		291	293,910
Starbucks Corp., 2.00%, 03/12/27		850	756,306
			1,050,216
Household Products — 0.1%
Colgate-Palmolive Co., 3.25%, 08/15/32		50	45,217
Unilever Capital Corp., 1.75%, 08/12/31		2,140	1,694,827
			1,740,044
Industrial Conglomerates — 0.2%
3M Co., 3.05%, 04/15/30		1,450	1,268,054
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29		1,980	1,823,244
			3,091,298
Insurance — 0.6%
Alleghany Corp., 3.63%, 05/15/30		120	111,206
Arthur J Gallagher & Co., 3.50%, 05/20/51		1,170	830,065
Hanover Insurance Group, Inc.
4.50%, 04/15/26		1,810	1,763,334
2.50%, 09/01/30		380	296,623
Manulife Financial Corp., 4.15%, 03/04/26		1,220	1,187,975
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29		1,820	1,732,755
2.25%, 11/15/30		2,000	1,622,513

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.
2.38%, 12/15/31	USD	790	$ 633,454
Progressive Corp., 2.50%, 03/15/27		200	182,222
Unum Group, 4.13%, 06/15/51		460	329,644
Willis North America, Inc., 2.95%, 09/15/29		850	726,096
			9,415,887
Internet & Direct Marketing Retail — 0.1%
Cogent Communications Group, Inc., 7.00%, 06/15/27(b)		900	870,750
IT Services — 1.0%
Automatic Data Processing, Inc., 1.70%, 05/15/28		5,380	4,650,660
Block Financial LLC, 3.88%, 08/15/30		1,490	1,305,459
CGI, Inc., 2.30%, 09/14/31		1,850	1,423,521
Fiserv, Inc.
5.45%, 03/02/28		470	469,348
5.60%, 03/02/33		510	509,089
Gartner, Inc., 4.50%, 07/01/28(b)		975	895,076
Gen Digital, Inc., 7.13%, 09/30/30(b)		291	283,725
International Business Machines Corp.
2.20%, 02/09/27		750	674,088
2.72%, 02/09/32		750	622,272
4.40%, 07/27/32		2,350	2,200,927
Mastercard, Inc., 2.00%, 11/18/31		1,450	1,173,156
VeriSign, Inc., 2.70%, 06/15/31		620	500,598
			14,707,919
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.
3.05%, 09/22/26		2,000	1,851,566
2.30%, 03/12/31		3,210	2,607,571
			4,459,137
Machinery — 0.4%
Allison Transmission, Inc., 5.88%, 06/01/29(b)		618	585,555
Cummins, Inc.
0.75%, 09/01/25		680	613,289
1.50%, 09/01/30		1,470	1,163,045
IDEX Corp., 2.63%, 06/15/31		3,500	2,877,590
Wabash National Corp., 4.50%, 10/15/28(b)		750	645,016
			5,884,495
Media — 0.1%
Interpublic Group of Cos., Inc., 4.65%, 10/01/28		500	480,023
Sirius XM Radio, Inc., 5.50%, 07/01/29(b)		900	812,250
			1,292,273
Metals & Mining — 0.6%
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30(b)		304	286,237
Mineral Resources Ltd., 8.50%, 05/01/30(b)		850	851,028
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(b)		652	569,199
Reliance Steel & Aluminum Co.
1.30%, 08/15/25		680	614,021
2.15%, 08/15/30		1,910	1,538,457
Rio Tinto Alcan, Inc., 6.13%, 12/15/33		2,710	2,921,636
Rio Tinto Finance U.S.A. Ltd., 2.75%, 11/02/51		1,370	902,670
Steel Dynamics, Inc.
2.40%, 06/15/25		750	698,895
3.25%, 01/15/31		400	346,169
			8,728,312
Security		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.5%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	USD	1,020	$ 918,574
EQT Corp., 5.70%, 04/01/28		600	589,790
Kinder Morgan, Inc., 2.00%, 02/15/31		850	660,374
MPLX LP, 2.65%, 08/15/30		1,240	1,017,443
ONEOK, Inc.
2.20%, 09/15/25		370	339,359
5.85%, 01/15/26		1,000	1,007,598
6.35%, 01/15/31		2,000	2,048,843
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		1,290	1,138,205
			7,720,186
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)		725	605,759
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC
1.20%, 05/28/26		1,150	1,018,624
1.75%, 05/28/28		800	685,403
2.25%, 05/28/31		990	824,228
Bristol-Myers Squibb Co., 2.95%, 03/15/32		710	612,945
Eli Lilly & Co.
4.88%, 02/27/53		275	274,539
4.95%, 02/27/63		1,095	1,088,605
Jazz Securities DAC, 4.38%, 01/15/29(b)		700	619,955
Johnson & Johnson, 2.25%, 09/01/50		1,310	831,829
Merck & Co., Inc., 2.15%, 12/10/31		1,550	1,263,309
Novartis Capital Corp., 2.20%, 08/14/30		3,030	2,560,814
Zoetis, Inc.
4.50%, 11/13/25		290	284,647
5.40%, 11/14/25		740	744,510
3.00%, 09/12/27		640	590,384
2.00%, 05/15/30		170	139,319
			11,539,111
Professional Services — 0.1%
ASGN, Inc., 4.63%, 05/15/28(b)		1,595	1,441,449
Real Estate Management & Development — 0.1%
CBRE Services, Inc., 4.88%, 03/01/26		500	489,236
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		296	296,059
			785,295
Road & Rail — 0.0%
Canadian National Railway Co., 3.85%, 08/05/32		575	527,599
Ryder System, Inc., 5.65%, 03/01/28		85	85,049
			612,648
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom, Inc., 3.75%, 02/15/51(b)		1,180	822,489
NVIDIA Corp.
3.20%, 09/16/26		1,810	1,716,926
1.55%, 06/15/28		600	510,026
2.00%, 06/15/31		3,490	2,821,904
3.70%, 04/01/60		500	381,204
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		850	849,375
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 2.70%, 05/01/25		800	749,400
Texas Instruments, Inc.
1.90%, 09/15/31		459	371,321
3.65%, 08/16/32		3,545	3,257,080
			11,479,725
Software — 0.9%
Adobe, Inc., 2.30%, 02/01/30		3,570	3,054,272

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Electronic Arts, Inc., 1.85%, 02/15/31	USD	1,000	$ 783,245
Intuit, Inc.
1.35%, 07/15/27		1,000	866,336
1.65%, 07/15/30		4,690	3,781,934
Oracle Corp.
4.50%, 05/06/28		205	197,134
4.65%, 05/06/30		135	128,084
4.90%, 02/06/33		280	264,458
5.55%, 02/06/53		410	375,696
ServiceNow, Inc., 1.40%, 09/01/30		3,000	2,285,255
VMware, Inc., 1.80%, 08/15/28		2,730	2,231,794
			13,968,208
Specialty Retail — 0.4%
Bath & Body Works, Inc., 6.95%, 03/01/33		322	280,140
Home Depot, Inc.
2.88%, 04/15/27		350	325,153
1.50%, 09/15/28		1,050	886,685
1.88%, 09/15/31		1,420	1,124,449
Lowe’s Cos., Inc.
4.00%, 04/15/25		350	340,850
3.35%, 04/01/27		1,500	1,403,340
1.70%, 09/15/28		1,150	960,289
			5,320,906
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc.
3.95%, 08/08/52		640	545,203
4.10%, 08/08/62		140	118,586
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31		226	186,539
			850,328
Trading Companies & Distributors — 0.0%
GATX Corp., 3.50%, 06/01/32		350	294,529
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., 3.20%, 03/15/27(b)		350	321,814
T-Mobile U.S.A., Inc.
5.65%, 01/15/53		1,095	1,073,470
3.60%, 11/15/60		205	136,238
5.80%, 09/15/62		260	254,930
			1,786,452
Total Corporate Bonds — 20.3% (Cost: $320,426,757)			301,848,559
	Shares/ Investment Value
Investment Companies
Equity Funds — 2.6%
iShares MSCI India ETF(a)(d)	249,627	9,685,528
iShares Russell 1000 Value ETF	192,434	29,602,122
		39,287,650
Total Investment Companies — 2.6% (Cost: $41,898,277)		39,287,650
Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.2%
Airlines — 0.0%
Azul SA(a)	147,858	$ 201,928
Gol Linhas Aereas Inteligentes SA(a)	13,831	14,741
		216,669
Automobiles — 0.0%
Bayerische Motoren Werke AG	818	77,478
Banks — 0.0%
Banco Bradesco SA	100	251
Bancolombia SA	24,294	154,080
		154,331
Chemicals — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B	15,752	1,405,876
Electric Utilities — 0.1%
Centrais Eletricas Brasileiras SA, Class B	27,729	189,929
Cia Energetica de Minas Gerais	122,518	245,483
Cia Paranaense de Energia, Class B	92,895	126,156
		561,568
Machinery — 0.0%
Randon SA Implementos e Participacoes	14,162	21,370
Metals & Mining — 0.0%
Gerdau SA	43,361	236,788
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA	98,295	479,886
Total Preferred Securities — 0.2% (Cost: $3,404,694)		3,153,966
		Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.8%
Fannie Mae Mortgage-Backed Securities
1.50%, 02/01/37 - 04/01/52	USD	2,368	1,873,327
2.00%, 04/01/37 - 01/01/52		33,899	28,074,352
2.50%, 06/01/37 - 07/01/51		7,667	6,544,386
3.00%, 09/01/34 - 04/01/52		2,186	1,981,029
4.00%, 03/01/51 - 08/01/52		1,174	1,111,350
Freddie Mac Mortgage-Backed Securities
1.50%, 03/01/37		182	157,695
2.00%, 04/01/37		942	835,629
2.50%, 05/01/37 - 07/01/51		4,502	3,847,031
4.00%, 06/01/52 - 08/01/52		648	610,045
5.50%, 01/01/53		100	101,596
Ginnie Mae Mortgage-Backed Securities
1.50%, 03/01/52(e)		100	80,459
2.00%, 10/20/51 - 04/20/52(e)		6,518	5,464,611
2.50%, 07/20/51 - 08/20/52(e)		15,762	13,642,438
3.00%, 12/20/51 - 09/20/52(e)		15,278	13,647,700
3.50%, 01/20/52 - 09/20/52(e)		11,554	10,622,493
4.00%, 03/01/52 - 09/20/52(e)		8,947	8,455,378
4.50%, 03/01/52(e)		1,900	1,842,184
5.00%, 03/01/52(e)		1,700	1,679,547
Uniform Mortgage-Backed Securities
1.50%, 03/01/37 - 03/01/52(e)		2,939	2,387,924
2.00%, 03/01/37(e)		2,186	1,939,187
2.50%, 03/01/37 - 03/01/52(e)		4,125	3,745,264
3.00%, 03/01/37 - 03/01/52(e)		3,200	2,947,923
3.50%, 03/01/52(e)		1,025	932,990

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
4.00%, 03/01/37 - 03/01/52(e)	USD	1,400	$ 1,321,312
4.50%, 03/01/52(e)		400	385,375
5.00%, 03/01/52(e)		1,000	982,969
5.50%, 03/01/52(e)		1,250	1,247,852
			116,462,046
Total U.S. Government Sponsored Agency Securities — 7.8% (Cost: $123,458,533)			116,462,046
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40		23,000	14,557,383
2.25%, 05/15/41 - 02/15/52		46,000	33,547,109
2.38%, 02/15/42		10,000	7,697,266
3.00%, 02/15/47		5,000	4,161,719
U.S. Treasury Notes
2.50%, 03/31/27		35,000	32,642,969
1.88%, 02/28/29 - 02/15/32		33,000	28,513,398
2.38%, 05/15/29		16,000	14,478,750
0.63%, 08/15/30		5,000	3,932,422
Total U.S. Treasury Obligations — 9.4% (Cost: $163,758,342)			139,531,016
Total Long-Term Investments — 95.3% (Cost: $1,354,269,367)			1,416,755,281
	Shares
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(d)(f)	43,178,324	43,178,324
SL Liquidity Series, LLC, Money Market Series, 4.75%(d)(f)(g)	210	210
		43,178,534
Security		Par (000)	Value
U.S. Treasury Obligations(h) — 3.6%
U.S. Treasury Bills
4.39%, 03/30/23	USD	39,200	$ 39,062,242
4.54%, 04/13/23		3,900	3,879,195
4.58%, 04/27/23		8,100	8,040,348
4.75%, 05/18/23		1,700	1,682,826
4.75%, 05/25/23		800	791,245
			53,455,856
Total Short-Term Securities — 6.5% (Cost: $96,636,346)			96,634,390
Total Investments — 101.8% (Cost: $1,450,905,713)			1,513,389,671
Liabilities in Excess of Other Assets — (1.8)%			(27,466,872)
Net Assets — 100.0%			$ 1,485,922,799
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Represents or includes a TBA transaction.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(h)	Rates are discount rates or a range of discount rates as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares/ Investment Value Held at 02/28/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI Brazil ETF (a)	$ 5,319,190	$ 692,824	$ (5,506,860)	$ (845,978)	$ 340,824	$ —	—	$ 226,216	$ —
iShares MSCI China A ETF (a)	4,428,395	—	(3,780,160)	(923,261)	275,026	—	—	8,416	—
iShares MSCI South Korea ETF (a)	10,737,392	1,001,161	(9,352,817)	(2,619,010)	233,274	—	—	—	—
iShares MSCI Taiwan ETF (a)	15,453,788	4,305,928	(15,418,528)	(5,114,053)	772,865	—	—	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	147,853,903	—	(104,675,579)(b)	—	—	43,178,324	43,178,324	1,693,603	—
iShares MSCI India ETF	10,931,223	—	(572,765)	(80,633)	(592,297)	9,685,528	249,627	—	—
SL Liquidity Series, LLC, Money Market Series	—	—	(1,076)(b)	1,286	—	210	210	32,176(c)	—
				$ (9,581,649)	$ 1,029,692	$ 52,864,062		$ 1,960,411	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Sustainable Balanced Fund, Inc.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	20	03/17/23	$ 2,047	$ 43,541
S&P 500 E-Mini Index	22	03/17/23	4,373	5,296
U.S. Treasury Notes (10 Year)	378	06/21/23	42,206	54,361
				103,198
Short Contracts
S&P/Toronto Stock Exchange 60 Index	6	03/16/23	1,070	(4,410)
Mini MSCI EAFE Index	55	03/17/23	5,628	(148,515)
Mini MSCI Emerging Markets Index	197	03/17/23	9,484	502,197
S&P 500 E-Mini Index	117	03/17/23	23,257	790,779
U.S. Treasury Long-Term Bonds	94	06/21/23	12,696	98,874
U.S. Treasury Long-Term Bonds	99	06/21/23	12,397	(7,432)
U.S. Ultra Treasury Bonds (10 Year)	56	06/21/23	6,563	2,900
U.S. Treasury Notes (2 Year)	47	06/30/23	9,575	21,075
U.S. Treasury Notes (5 Year)	240	06/30/23	25,693	72,434
				1,327,902
				$ 1,431,100
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	444,611	EUR	419,200	JPMorgan Chase Bank N.A.	03/15/23	$ 812
USD	435,579	GBP	353,700	Royal Bank of Canada	03/15/23	10,011
USD	4,676,640	JPY	621,541,400	Royal Bank of Canada	03/15/23	101,786
						$112,609

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SOFR plus 0.09%, 4.55%	Quarterly	MSCI ACWI ESG Universal Index	Quarterly	BNP Paribas S.A.	04/11/23	USD	98,784	$ (469,517)	$ —	$ (469,517)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Sustainable Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 1,246,176	$ 3,606,190	$ —	$ 4,852,366
Air Freight & Logistics	2,100,460	3,804,380	—	5,904,840
Airlines	1,279,599	671,888	—	1,951,487
Auto Components	1,522,529	406,672	—	1,929,201
Automobiles	9,983,195	14,006,191	—	23,989,386
Banks	28,555,426	23,098,628	—	51,654,054
Beverages	18,528,591	6,474,807	—	25,003,398
Biotechnology	11,956,967	2,544,790	—	14,501,757
Building Products	1,346,959	366,552	—	1,713,511
Capital Markets	9,133,520	9,277,299	—	18,410,819
Chemicals	3,435,488	13,923,759	—	17,359,247
Commercial Services & Supplies	761,382	27,968	—	789,350
Communications Equipment	1,062,926	1,339,706	—	2,402,632
Construction & Engineering	5,556,230	3,289,830	—	8,846,060
Construction Materials	—	28,203	—	28,203
Consumer Finance	9,442,071	—	—	9,442,071
Distributors	684,501	—	—	684,501
Diversified Consumer Services	220,462	209,367	—	429,829
Diversified Financial Services	3,942,010	1,014,542	—	4,956,552
Diversified Telecommunication Services	1,643,147	3,249,116	—	4,892,263
Electric Utilities	6,142,386	2,907,674	—	9,050,060
Electrical Equipment	827,718	12,064,948	—	12,892,666
Electronic Equipment, Instruments & Components	4,167,511	5,109,423	—	9,276,934
Energy Equipment & Services	1,367,938	77,325	—	1,445,263
Entertainment	—	207,781	—	207,781
Equity Real Estate Investment Trusts (REITs)	5,503,512	1,481,323	—	6,984,835
Food & Staples Retailing	8,458,983	8,067,118	—	16,526,101
Food Products	11,243,343	2,308,640	—	13,551,983
Gas Utilities	—	164,597	—	164,597
Health Care Equipment & Supplies	15,074,668	324,749	—	15,399,417
Health Care Providers & Services	26,656,433	292,584	—	26,949,017
Hotels, Restaurants & Leisure	10,281,413	5,027,989	—	15,309,402
Household Durables	428,085	870,252	—	1,298,337
Household Products	6,472,390	—	—	6,472,390
Independent Power and Renewable Electricity Producers	413,700	385,162	—	798,862
Industrial Conglomerates	15,142,627	8,468,853	—	23,611,480
Insurance	23,410,062	8,980,875	—	32,390,937
Interactive Media & Services	22,595,612	9,102,309	—	31,697,921
Internet & Direct Marketing Retail	14,391,558	4,316,881	—	18,708,439
IT Services	34,666,349	1,199,232	—	35,865,581
Leisure Products	—	432,534	—	432,534
Life Sciences Tools & Services	13,896,380	711,343	—	14,607,723
Machinery	7,557,257	5,896,294	—	13,453,551

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Sustainable Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Marine	$ —	$ 1,790,751	$ —	$ 1,790,751
Media	8,370,033	199,062	—	8,569,095
Metals & Mining	3,946,418	6,459,747	—	10,406,165
Multiline Retail	84,601	214,289	—	298,890
Multi-Utilities	—	3,883,716	—	3,883,716
Oil, Gas & Consumable Fuels	29,785,254	5,336,890	—	35,122,144
Paper & Forest Products	323,082	—	—	323,082
Personal Products	529,132	4,604,627	—	5,133,759
Pharmaceuticals	20,002,332	20,376,142	—	40,378,474
Professional Services	1,315,900	6,689,997	—	8,005,897
Real Estate Management & Development	637,385	9,887,493	—	10,524,878
Road & Rail	384,527	—	—	384,527
Semiconductors & Semiconductor Equipment	23,628,276	15,395,709	—	39,023,985
Software	46,040,946	2,752,280	—	48,793,226
Specialty Retail	17,836,430	4,806,958	—	22,643,388
Technology Hardware, Storage & Peripherals	46,046,824	2,265,423	—	48,312,247
Textiles, Apparel & Luxury Goods	6,768,111	14,124,588	—	20,892,699
Trading Companies & Distributors	—	635,841	—	635,841
Transportation Infrastructure	328,418	20,192	—	348,610
Water Utilities	64,246	898,501	—	962,747
Wireless Telecommunication Services	—	3,200,585	—	3,200,585
Corporate Bonds	—	301,848,559	—	301,848,559
Investment Companies	39,287,650	—	—	39,287,650
Preferred Securities
Preferred Stocks	1,096,369	2,057,597	—	3,153,966
U.S. Government Sponsored Agency Securities	—	116,462,046	—	116,462,046
U.S. Treasury Obligations	—	139,531,016	—	139,531,016
Short-Term Securities
Money Market Funds	43,178,324	—	—	43,178,324
U.S. Treasury Obligations	—	53,455,856	—	53,455,856
	$ 630,753,822	$ 882,635,639	$ —	1,513,389,461
Investments valued at NAV(a)				210
				$ 1,513,389,671
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 1,341,813	$ —	$ —	$ 1,341,813
Foreign Currency Exchange Contracts	—	112,609	—	112,609
Interest Rate Contracts	249,644	—	—	249,644
Liabilities
Equity Contracts	(152,925)	(469,517)	—	(622,442)
Interest Rate Contracts	(7,432)	—	—	(7,432)
	$ 1,431,100	$ (356,908)	$ —	$ 1,074,192
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Sustainable Balanced Fund, Inc.
Portfolio Abbreviation
ADR	American Depositary Receipt
DAC	Designated Activity Co.
ETF	Exchange-Traded Fund
LP	Limited Partnership
MTN	Medium-Term Note
NVS	Non-Voting Shares
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate